Segmented information	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Segmented information

16. Segmented information:

The Company operates in reportable business segments, the sale of Ad tech advertising, programmatic advertising, and content revenue, including the sale of in-app purchases on Trophy Bingo and Garfield’s Bingo; the premium purchase for Rooplay Originals and recurring subscription revenues from Rooplay and Kidoz OS and the sale of licenses of Kidoz OS.

Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, or decision-making group, in making decisions on how to allocate resources and assess performance. The Company’s chief operating decision makers are the Chairman, Chief Executive Officer and President. The Company and the chief decision makers view the Company’s operations and manage its business as three operating segments, namely Ad tech advertising, programmatic advertising, and content revenue.

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Consolidated Financial Statements

Years ended December 31, 2023, 2022 and 2021

16. Segmented information: (Continued)

The Company had the following revenue by geographical region.

	2023	2022	2021
Ad tech advertising revenue
Western Europe	$5,163,712	$5,675,383	$3,927,191
Central, Eastern and Southern Europe	488,973	297,862	193,085
North America	5,769,464	7,096,255	7,653,038
Other	457,276	1,356,418	421,204

Total ad tech advertising revenue	$11,879,425	$14,425,918	$12,194,518

Programmatic advertising revenue
North America	$1,223,392	$361,394	$58,507

Total Programmatic advertising revenue	$1,223,392	$361,394	$58,507

Content revenue
Western Europe	$73,085	$76,572	$84,884
Central, Eastern and Southern Europe	41	381	1,517
North America	8,651	37,766	47,390
Other	142,230	195,025	97,823

Total content revenue	$224,007	$309,744	$231,614

Total revenue
Western Europe	$5,236,797	$5,751,955	$4,012,075
Central, Eastern and Southern Europe	489,014	298,243	194,602
North America	7,001,507	7,495,415	7,758,935
Other	599,506	1,551,443	519,027
Total revenue	$13,326,824	$15,097,056	$12,484,639

Equipment

The Company’s equipment is located as follows:

Net Book Value	2023	2022

Anguilla	$-	$60
Canada	18,730	20,143
Israel	7,439	9,279
United Kingdom	3,065	4,040
Total equipment	$29,234	$33,522

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Consolidated Financial Statements

Years ended December 31, 2023, 2022 and 2021